SUBSEQUENT EVENTS (Details Narrative)					12 Months Ended
	Apr. 30, 2019 $ / shares shares	Mar. 22, 2019 CAD ($)	Feb. 27, 2019 CAD ($) shares	Jan. 21, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2019 CAD ($)	Mar. 26, 2019 USD ($)	Mar. 26, 2019 CAD ($)	Feb. 27, 2019 USD ($)	Feb. 27, 2019 CAD ($)	Jan. 28, 2019 USD ($)	Jan. 28, 2019 CAD ($)	Sep. 27, 2018 USD ($)	Sep. 27, 2018 CAD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CAD ($)	Oct. 11, 2017 USD ($)	Oct. 11, 2017 CAD ($)
Subsequent Event [Line Items]
Proceeds from Convertible Debt					$ 1,653,883	$ 327,796
Subsequent Event [Member] | Agreement [Member] | Stock Option [Member]
Subsequent Event [Line Items]
Number of common share issue | shares			304,437,002
Cancellation of warrants | shares			2,250,000
Subsequent Event [Member] | Agreement [Member] | Stock Option [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Anti-rachet and anti-dilution provisions | shares			32,811,191
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Zyus Life Sciences Inc [Member]
Subsequent Event [Line Items]
Execution of a non-binding term sheet		$ 260,000
Subsequent Event [Member] | Scott Woodow [Member] | Agreement [Member]
Subsequent Event [Line Items]
Fees			$ 150,000
Number of common share issue | shares			47,564,189
Subsequent Event [Member] | KW Capital Partners Ltd [Member] | Agreement [Member]
Subsequent Event [Line Items]
Fees			$ 100,000
Number of common share issue | shares			31,709,460
Subsequent Event [Member] | Bezalel Partners LLC [Member] | Agreement [Member]
Subsequent Event [Line Items]
Fees			$ 150,000
Number of common share issue | shares			47,564,189
Subsequent Event [Member] | CAD | Asset Purchase Agreement [Member] | Zyus Life Sciences Inc [Member]
Subsequent Event [Line Items]
Number of common share issue | shares	361,011
Total purchase price		$ 1,200,000
Share price | $ / shares	$ 5.54
Advance							$ 100,000
Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																$ 311,967
Promissory Note [Member] | Demand Non-interest Bearing [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount														$ 85,756
Original issue discount														$ 11,110
Promissory Note [Member] | Demand Non-interest Bearing [Member] | Scott Woodow [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																		$ 80,276
Promissory Note [Member] | CAD
Subsequent Event [Line Items]
Debt Instrument, Face Amount																	$ 384,000
Promissory Note [Member] | CAD | Demand Non-interest Bearing [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount															$ 111,110
Promissory Note [Member] | CAD | Demand Non-interest Bearing [Member] | Scott Woodow [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																			$ 100,000
Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date				May 21, 2020
Debt Instrument, Interest Rate, Stated Percentage				20.07%
Debt Instrument, Face Amount				$ 263,192
Promissory Note [Member] | Subsequent Event [Member] | Demand Non-interest Bearing [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								$ 98,351		$ 85,756		$ 85,756
Original issue discount								$ 23,663				$ 18,841
Promissory Note [Member] | Subsequent Event [Member] | CAD
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 350,000
Promissory Note [Member] | Subsequent Event [Member] | CAD | Demand Non-interest Bearing [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 131,683		$ 111,110		$ 125,000
Original issue discount									$ 31,683				$ 25,000